UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2014

MFS® SPECIAL VALUE TRUST

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 66.5%
Aerospace - 1.4%
Alliant Techsystems, Inc., 5.25%, 2021 (n)	$30,000	$30,225
Bombardier, Inc., 7.75%, 2020 (n)	55,000	60,844
Bombardier, Inc., 6.125%, 2023 (n)	20,000	19,700
CPI International, Inc., 8%, 2018	115,000	120,750
Huntington Ingalls Industries, Inc., 7.125%, 2021	185,000	203,915
Kratos Defense & Security Solutions, Inc., 10%, 2017	210,000	225,225

		$660,659
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 2020	$60,000	$65,400
Jones Group, Inc., 6.875%, 2019	75,000	76,688
PVH Corp., 4.5%, 2022	60,000	56,550

		$198,638
Asset-Backed & Securitized - 0.5%
Banc of America Commercial Mortgage, Inc., FRN, 6.258%, 2051 (z)	$328,951	$167,818
Citigroup Commercial Mortgage Trust, FRN, 5.707%, 2049	220,000	26,305
Falcon Franchise Loan LLC, FRN, 13.487%, 2025 (i)(z)	36,058	12,224
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 5.994%, 2051	95,000	51,516
Morgan Stanley Capital I, Inc., FRN, 1.411%, 2039 (i)(z)	159,756	1,064
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(c)(z)	225,000	2
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(c)(z)	300,000	0
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(c)(z)	187,000	0

		$258,929
Automotive - 2.0%
Accuride Corp., 9.5%, 2018	$150,000	$149,625
Allison Transmission, Inc., 7.125%, 2019 (n)	175,000	189,000
General Motors Financial Co., 4.25%, 2023	35,000	33,513
General Motors Financial Co., Inc., 6.75%, 2018	20,000	22,850
Goodyear Tire & Rubber Co., 6.5%, 2021	140,000	149,275
Goodyear Tire & Rubber Co., 7%, 2022	40,000	43,500
Jaguar Land Rover PLC, 8.125%, 2021 (n)	300,000	339,750
Lear Corp., 8.125%, 2020	32,000	35,040
Lear Corp., 4.75%, 2023 (n)	25,000	23,625

		$986,178
Broadcasting - 3.4%
AMC Networks, Inc., 7.75%, 2021	$116,000	$130,210
Clear Channel Communications, Inc., 9%, 2021	202,000	204,020
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022	25,000	25,563
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022	85,000	87,338
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	5,000	5,250
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	35,000	36,925
Hughes Network Systems LLC, 7.625%, 2021	70,000	79,450
IAC/InterActive Corp., 4.875%, 2018 (n)	15,000	15,450
IAC/InterActive Corp., 4.75%, 2022	55,000	51,838
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	75,000	77,438
Intelsat Jackson Holdings S.A., 6.625%, 2022	105,000	108,413
Intelsat S.A., 8.125%, 2023 (n)	135,000	146,138
LBI Media, Inc., 13.5%, 2020 (p)	68,716	55,622
Liberty Media Corp., 8.5%, 2029	110,000	119,900
Liberty Media Corp., 8.25%, 2030	35,000	37,013

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Broadcasting - continued
Netflix, Inc., 5.375%, 2021 (n)		$70,000	$70,613
Nexstar Broadcasting, Inc., 6.875%, 2020		80,000	85,400
SIRIUS XM Radio, Inc., 4.25%, 2020 (n)		15,000	14,006
SIRIUS XM Radio, Inc., 5.875%, 2020 (n)		10,000	10,113
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)		15,000	15,506
Univision Communications, Inc., 6.875%, 2019 (n)		25,000	26,813
Univision Communications, Inc., 7.875%, 2020 (n)		100,000	110,000
Univision Communications, Inc., 8.5%, 2021 (n)		130,000	142,675

			$1,655,694
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 6.375%, 2019		$195,000	$209,625

Building - 2.4%
Allegion U.S. Holding Co., Inc., 5.75%, 2021 (n)		$50,000	$51,625
Boise Cascade Co., 6.375%, 2020		65,000	67,763
Building Materials Holding Corp., 7%, 2020 (n)		45,000	48,038
Building Materials Holding Corp., 6.75%, 2021 (n)		30,000	32,213
CEMEX Espana S.A., 9.25%, 2020 (n)		75,000	81,113
CEMEX S.A.B. de C.V., 9.25%, 2020		130,000	140,595
HD Supply, Inc., 8.125%, 2019		60,000	66,713
HD Supply, Inc., 7.5%, 2020		190,000	202,825
Headwaters, Inc., 7.25%, 2019 (z)		35,000	35,875
Headwaters, Inc., 7.625%, 2019		30,000	32,400
Nortek, Inc., 8.5%, 2021		150,000	165,750
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)		74,000	83,065
USG Corp., 6.3%, 2016		80,000	85,800
USG Corp., 7.875%, 2020 (n)		45,000	50,850
USG Corp., 5.875%, 2021 (n)		20,000	21,050

			$1,165,675
Business Services - 1.5%
Equinix, Inc., 4.875%, 2020		$55,000	$55,275
Equinix, Inc., 5.375%, 2023		35,000	34,300
Fidelity National Information Services, Inc., 5%, 2022		75,000	77,411
First Data Corp., 10.625%, 2021 (n)		115,000	125,350
iGATE Corp., 9%, 2016		165,000	174,488
Iron Mountain, Inc., 8.375%, 2021		11,000	11,770
Lender Processing Services, Inc., 5.75%, 2023		35,000	36,750
NeuStar, Inc., 4.5%, 2023		35,000	30,013
Rolta LLC, 10.75%, 2018 (n)		200,000	190,000

			$735,357
Cable TV - 2.2%
CCO Holdings LLC, 8.125%, 2020		$120,000	$130,500
CCO Holdings LLC, 6.5%, 2021		25,000	26,125
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024		40,000	38,900
Cequel Communications Holdings, 6.375%, 2020 (n)		45,000	46,013
Cequel Communications Holdings I LLC, 5.125%, 2021 (n)		25,000	23,500
DISH DBS Corp., 6.75%, 2021		60,000	64,050
DISH DBS Corp., 5%, 2023		60,000	56,250
Nara Cable Funding Ltd., 8.875%, 2018 (n)		200,000	217,000
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	100,000	144,985
Time Warner Cable, Inc., 4.5%, 2042		$85,000	65,064
UPC Holding B.V., 9.875%, 2018 (n)		100,000	106,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	100,000	$143,299

			$1,062,186
Chemicals - 1.2%
Celanese U.S. Holdings LLC, 5.875%, 2021		$8,000	$8,520
Celanese U.S. Holdings LLC, 4.625%, 2022		20,000	19,350
Hexion U.S. Finance Corp., 6.625%, 2020		40,000	41,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		95,000	98,800
Huntsman International LLC, 8.625%, 2021		140,000	157,850
Polypore International, Inc., 7.5%, 2017		50,000	52,875
Taminco Global Chemical Corp., 9.75%, 2020 (z)		95,000	107,350
Tronox Finance LLC, 6.375%, 2020		115,000	116,438

			$602,683
Computer Software - 0.6%
Infor (US), Inc., 11.5%, 2018		$80,000	$92,400
Syniverse Holdings, Inc., 9.125%, 2019		135,000	147,319
VeriSign, Inc., 4.625%, 2023		35,000	33,513

			$273,232
Computer Software - Systems - 0.4%
Audatex North America, Inc., 6%, 2021 (n)		$45,000	$46,913
Audatex North America, Inc., 6.125%, 2023 (n)		15,000	15,525
CDW LLC/CDW Finance Corp., 12.535%, 2017		5,000	5,238
CDW LLC/CDW Finance Corp., 8.5%, 2019		110,000	120,725

			$188,401
Conglomerates - 1.7%
Amsted Industries, Inc., 8.125%, 2018 (n)		$160,000	$167,600
BC Mountain LLC, 7%, 2021 (n)		105,000	107,625
Dynacast International LLC, 9.25%, 2019		75,000	82,781
Griffon Corp., 7.125%, 2018		150,000	158,625
Renaissance Acquisition, 6.875%, 2021 (n)		145,000	145,363
Silver II Borrower, 7.75%, 2020 (n)		150,000	159,000

			$820,994
Construction - 0.3%
Empresas ICA S.A.B. de C.V., 8.9%, 2021		$125,000	$126,250

Consumer Products - 0.5%
Elizabeth Arden, Inc., 7.375%, 2021		$100,000	$106,500
Prestige Brands, Inc., 8.125%, 2020		30,000	33,525
Prestige Brands, Inc., 5.375%, 2021 (z)		35,000	35,000
Spectrum Brands, Inc., 6.375%, 2020		85,000	90,313

			$265,338
Consumer Services - 0.8%
ADT Corp., 6.25%, 2021 (n)		$75,000	$77,546
Grupo Posadas S.A.B. de C.V., 7.875%, 2017		150,000	151,688
Monitronics International, Inc., 9.125%, 2020		95,000	101,175
QVC, Inc., 7.375%, 2020 (n)		50,000	54,253

			$384,662
Containers - 1.5%
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)		$200,000	$217,500
Berry Plastics Group, Inc., 9.5%, 2018		30,000	31,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - continued
Berry Plastics Group, Inc., 9.75%, 2021	$55,000	$63,250
Beverage Packaging Holdings Group, 6%, 2017 (z)	10,000	10,250
Crown American LLC, 4.5%, 2023	70,000	66,325
Reynolds Group, 7.125%, 2019	175,000	185,063
Reynolds Group, 5.75%, 2020	50,000	51,125
Reynolds Group, 8.25%, 2021	115,000	122,188

		$747,651
Defense Electronics - 0.2%
Ducommun, Inc., 9.75%, 2018	$98,000	$109,760

Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$70,000	$69,650
Avaya, Inc., 7%, 2019 (n)	25,000	24,688

		$94,338
Electronics - 0.5%
Nokia Corp., 5.375%, 2019	$80,000	$82,700
Nokia Corp., 6.625%, 2039	25,000	24,875
Sensata Technologies B.V., 6.5%, 2019 (n)	105,000	112,875

		$220,450
Emerging Market Quasi-Sovereign - 0.6%
Banco de la Provincia de Buenos Aires, 11.75%, 2015 (n)	$124,000	$109,120
Petroleos de Venezuela S.A., 5.25%, 2017	250,000	169,375

		$278,495
Emerging Market Sovereign - 0.2%
Republic of Venezuela, 12.75%, 2022	$25,000	$20,500
Republic of Venezuela, 7%, 2038	160,000	88,800

		$109,300
Energy - Independent - 5.4%
Afren PLC, 11.5%, 2016 (n)	$200,000	$229,000
Antero Resources Finance Corp., 6%, 2020	50,000	52,688
Antero Resources Finance Corp., 5.375%, 2021 (n)	65,000	65,488
Bill Barrett Corp., 7%, 2022	75,000	78,188
BreitBurn Energy Partners LP, 8.625%, 2020	50,000	53,875
BreitBurn Energy Partners LP, 7.875%, 2022	120,000	127,650
Carrizo Oil & Gas, Inc., 8.625%, 2018	45,000	48,600
Carrizo Oil & Gas, Inc., 7.5%, 2020	45,000	49,050
Chaparral Energy, Inc., 7.625%, 2022	110,000	118,525
Concho Resources, Inc., 5.5%, 2023	20,000	20,200
Denbury Resources, Inc., 8.25%, 2020	110,000	120,450
Denbury Resources, Inc., 4.625%, 2023	35,000	32,288
Energy XXI Gulf Coast, Inc., 9.25%, 2017	130,000	143,000
Energy XXI Gulf Coast, Inc., 7.5%, 2021 (n)	30,000	31,125
EP Energy LLC, 6.875%, 2019	35,000	37,669
EP Energy LLC, 9.375%, 2020	145,000	166,750
EP Energy LLC, 7.75%, 2022	150,000	165,750
EPL Oil & Gas, Inc., 8.25%, 2018	115,000	123,625
Halcon Resources Corp., 8.875%, 2021	155,000	154,613
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	40,000	43,200
Laredo Petroleum, Inc., 9.5%, 2019	65,000	72,394
Laredo Petroleum, Inc., 5.625%, 2022 (z)	10,000	9,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Independent - continued
Laredo Petroleum, Inc., 7.375%, 2022		$30,000	$32,775
LINN Energy LLC, 8.625%, 2020		5,000	5,400
LINN Energy LLC, 7.75%, 2021		110,000	116,600
MEG Energy Corp., 6.5%, 2021 (n)		55,000	57,200
Northern Blizzard Resources, Inc., 7.25%, 2022 (z)		65,000	65,000
Oasis Petroleum, Inc., 6.875%, 2022 (n)		45,000	47,700
QEP Resources, Inc., 6.875%, 2021		80,000	86,200
SandRidge Energy, Inc., 8.125%, 2022		145,000	151,706
SM Energy Co., 6.5%, 2021		90,000	95,850
Whiting Petroleum Corp., 5%, 2019		40,000	41,100

			$2,643,609
Engineering - Construction - 0.2%
BakerCorp International, Inc., 8.25%, 2019		$95,000	$96,425

Entertainment - 0.6%
Activision Blizzard, Inc., 6.125%, 2023 (n)		$60,000	$62,550
Cedar Fair LP, 5.25%, 2021		105,000	104,738
Cinemark USA, Inc., 5.125%, 2022		50,000	48,688
Six Flags Entertainment Corp., 5.25%, 2021 (n)		90,000	89,100

			$305,076
Financial Institutions - 3.2%
Aviation Capital Group, 4.625%, 2018 (n)		$55,000	$57,534
Aviation Capital Group, 6.75%, 2021 (n)		25,000	27,424
CIT Group, Inc., 5.25%, 2018		40,000	42,600
CIT Group, Inc., 6.625%, 2018 (n)		119,000	133,280
CIT Group, Inc., 5.5%, 2019 (n)		118,000	125,670
CIT Group, Inc., 5%, 2022		35,000	34,825
Icahn Enterprises LP, 6%, 2020 (z)		45,000	46,631
Icahn Enterprises LP, 5.875%, 2022 (n)		75,000	74,344
International Lease Finance Corp., 7.125%, 2018 (n)		137,000	158,578
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		60,000	60,675
Nationstar Mortgage LLC/Capital Corp., 6.5%, 2018		60,000	60,600
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020		305,000	311,100
PHH Corp., 7.375%, 2019		60,000	64,650
PHH Corp., 6.375%, 2021		40,000	40,100
SLM Corp., 8.45%, 2018		55,000	63,731
SLM Corp., 4.875%, 2019		21,000	20,788
SLM Corp., 8%, 2020		165,000	184,181
SLM Corp., 7.25%, 2022		60,000	63,600

			$1,570,311
Food & Beverages - 0.7%
Constellation Brands, Inc., 3.75%, 2021		$10,000	$9,563
Constellation Brands, Inc., 4.25%, 2023		95,000	89,775
Darling Escrow Corp., 5.375%, 2022 (n)		75,000	75,563
Hawk Acquisition Sub, Inc., 4.25%, 2020 (n)		70,000	68,425
Sun Merger Sub, Inc., 5.875%, 2021 (n)		85,000	86,275

			$329,601
Forest & Paper Products - 0.4%
Appvion, Inc., 9%, 2020 (n)		$70,000	$71,925
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	50,000	72,664
Tembec Industries, Inc., 11.25%, 2018		$60,000	65,850

			$210,439

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - 2.2%
Caesars Entertainment Operating Co., Inc., 8.5%, 2020	$50,000	$47,250
CCM Merger, Inc., 9.125%, 2019 (z)	150,000	158,250
Chester Downs & Marina LLC, 9.25%, 2020 (n)	45,000	44,213
Hilton Worldwide Finance Co., 5.625%, 2021 (n)	65,000	67,275
Isle of Capri Casinos, Inc., 8.875%, 2020	70,000	75,775
Isle of Capri Casinos, Inc., 5.875%, 2021	20,000	20,350
MGM Resorts International, 11.375%, 2018	110,000	141,350
MGM Resorts International, 6.625%, 2021	90,000	95,850
Pinnacle Entertainment, Inc., 8.75%, 2020	70,000	76,650
PNK Finance Corp., 6.375%, 2021 (n)	55,000	56,375
Ryman Hospitality Properties, Inc., REIT, 5%, 2021	50,000	49,125
Seven Seas Cruises S. DE R.L., 9.125%, 2019	130,000	143,650
Wynn Las Vegas LLC, 7.75%, 2020	95,000	105,688

		$1,081,801
Health Maintenance Organizations - 0.1%
Wellcare Health Plans, Inc., 5.75%, 2020	$35,000	$36,225

Industrial - 1.3%
Dematic S.A., 7.75%, 2020 (n)	$180,000	$191,250
Howard Hughes Corp., 6.875%, 2021 (n)	75,000	78,188
Hyva Global B.V., 8.625%, 2016 (n)	200,000	199,000
Mueller Water Products, Inc., 8.75%, 2020	66,000	73,920
SPL Logistics Escrow LLC, 8.875%, 2020 (n)	90,000	97,200

		$639,558
Insurance - Property & Casualty - 0.4%
XL Group PLC, 6.5% to 2017, FRN to 2049	$175,000	$171,500

International Market Quasi-Sovereign - 0.2%
Eksportfinans A.S.A., 5.5%, 2016	$35,000	$36,978
Eksportfinans A.S.A., 5.5%, 2017	40,000	42,400

		$79,378
Machinery & Tools - 1.5%
Blueline Rental Finance Corp., 7%, 2019 (z)	$30,000	$31,013
Case New Holland, Inc., 7.875%, 2017	35,000	40,994
CNH America LLC, 7.25%, 2016	50,000	54,938
H&E Equipment Services Co., 7%, 2022	110,000	119,350
Jurassic Holdings III, Inc., 6.875%, 2021 (z)	65,000	65,325
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	150,000	168,000
RSC Equipment Rental, Inc., 8.25%, 2021	140,000	157,150
United Rentals North America, Inc., 5.75%, 2018	45,000	48,094
United Rentals North America, Inc., 7.625%, 2022	48,000	54,000

		$738,864
Major Banks - 1.8%
Bank of America Corp., FRN, 5.2%, 2049	$175,000	$156,713
Barclays Bank PLC, 7.625%, 2022	200,000	212,500
JPMorgan Chase & Co. , 6% to 2023, FRN to 2049	165,000	158,813
RBS Capital Trust II, 6.425% to 2034, FRN to 2049	95,000	89,063
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	100,000	106,000
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	150,000	158,438

		$881,527

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - 3.2%
AmSurg Corp., 5.625%, 2020	$55,000	$57,200
CHS/Community Health Systems, Inc., 5.125%, 2021 (z)	15,000	15,094
CHS/Community Health Systems, Inc., 6.875%, 2022 (z)	70,000	71,750
Davita, Inc., 6.625%, 2020	290,000	311,025
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	35,000	38,588
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	15,000	15,938
HCA, Inc., 7.5%, 2022	150,000	169,313
HCA, Inc., 5.875%, 2022	45,000	47,363
HealthSouth Corp., 8.125%, 2020	175,000	190,750
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	90,000	96,075
Kinetic Concepts, Inc., 12.5%, 2019	90,000	101,700
Lifepoint Hospitals, Inc., 5.5%, 2021 (n)	105,000	106,838
Tenet Healthcare Corp., 8%, 2020	145,000	158,413
Tenet Healthcare Corp., 4.5%, 2021	15,000	14,531
Tenet Healthcare Corp., 8.125%, 2022	25,000	27,281
Universal Health Services, Inc., 7%, 2018	30,000	31,950
Universal Health Services, Inc., 7.625%, 2020	105,000	111,038

		$1,564,847
Medical Equipment - 0.4%
Biomet, Inc., 6.5%, 2020	$90,000	$95,963
Physio-Control International, Inc., 9.875%, 2019 (n)	62,000	69,518
Teleflex, Inc., 6.875%, 2019	50,000	52,250

		$217,731
Metals & Mining - 2.1%
ArcelorMittal S.A., 6.75%, 2022	$30,000	$32,363
ArcelorMittal S.A., 7.25%, 2041	55,000	52,800
Arch Coal, Inc., 8%, 2019 (z)	40,000	39,900
Arch Coal, Inc., 7.25%, 2020	70,000	53,725
Century Aluminum Co., 7.5%, 2021 (n)	100,000	99,750
Commercial Metals Co., 4.875%, 2023	55,000	51,700
Consol Energy, Inc., 8%, 2017	75,000	78,563
Consol Energy, Inc., 8.25%, 2020	150,000	162,563
First Quantum Minerals Ltd., 7.25%, 2019 (n)	200,000	203,500
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	90,000	99,113
TMS International Corp., 7.625%, 2021 (n)	70,000	74,375
Walter Energy, Inc., 9.5%, 2019 (n)	30,000	30,450
Walter Energy, Inc., 8.5%, 2021	95,000	70,300

		$1,049,102
Municipal Bonds - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$50,000	$46,909

Natural Gas - Distribution - 0.5%
AmeriGas Finance LLC, 6.75%, 2020	$145,000	$158,413
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	60,000	61,800
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 2022 (n)	40,000	41,200

		$261,413
Natural Gas - Pipeline - 2.0%
Access Midstream Partners Co., 4.875%, 2023	$165,000	$161,700
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 2021	25,000	23,063
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 2023	70,000	67,025
Crestwood Midstream Partners LP, 6%, 2020	80,000	82,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Crestwood Midstream Partners LP, 6.125%, 2022 (n)		$20,000	$20,400
Crosstex Energy, Inc., 7.125%, 2022		8,000	9,180
El Paso Corp., 7.75%, 2032		170,000	175,381
Energy Transfer Equity LP, 7.5%, 2020		135,000	152,044
MarkWest Energy Partners LP, 5.5%, 2023		65,000	65,325
Sabine Pass Liquefaction, 5.625%, 2023 (n)		145,000	137,750
Summit Midstream Holdings LLC, 7.5%, 2021 (n)		65,000	69,225

			$963,293
Network & Telecom - 0.9%
Centurylink, Inc., 7.65%, 2042		$95,000	$84,788
Citizens Communications Co., 9%, 2031		100,000	100,000
Frontier Communications Corp., 8.125%, 2018		30,000	34,125
TW Telecom Holdings, Inc., 5.375%, 2022		25,000	24,750
TW Telecom Holdings, Inc., 5.375%, 2022		55,000	54,450
Windstream Corp., 7.75%, 2020		80,000	84,800
Windstream Corp., 7.75%, 2021		40,000	42,000

			$424,913
Oil Services - 1.0%
Bristow Group, Inc., 6.25%, 2022		$75,000	$79,125
Dresser-Rand Group, Inc., 6.5%, 2021		45,000	48,038
Edgen Murray Corp., 8.75%, 2020 (n)		45,000	51,863
Pacific Drilling S.A., 5.375%, 2020 (n)		95,000	94,763
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)		115,000	117,013
Unit Corp., 6.625%, 2021		115,000	120,750

			$511,552
Other Banks & Diversified Financials - 1.0%
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		$200,000	$264,500
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		200,000	215,500

			$480,000
Pharmaceuticals - 1.2%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	100,000	$149,172
Capsugel S.A., 7%, 2019 (n)(p)		$25,000	25,531
Endo Finance Co., 5.75%, 2022 (z)		35,000	34,913
Endo Health Solutions, Inc., 7.25%, 2022		65,000	69,225
Salix Pharmaceuticals Ltd., 6%, 2021 (z)		45,000	46,913
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		150,000	161,625
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		55,000	59,950
Vantage Point Imaging, 7.5%, 2021 (n)		45,000	50,119

			$597,448
Precious Metals & Minerals - 0.4%
Eldorado Gold Corp., 6.125%, 2020 (n)		$80,000	$76,400
IAMGOLD Corp., 6.75%, 2020 (n)		120,000	102,900

			$179,300
Printing & Publishing - 0.3%
American Media, Inc., 13.5%, 2018 (z)		$23,764	$25,487
Gannett Co., Inc., 6.375%, 2023 (n)		60,000	61,500
Lamar Media Corp., 5%, 2023		$70,000	$67,900

			$154,887

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Railroad & Shipping - 0.1%
Watco Cos. LLC, 6.375%, 2023 (n)	$60,000	$59,400

Real Estate - 1.2%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 2021	$60,000	$61,500
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	75,000	77,813
DuPont Fabros Technology LP, REIT, 5.875%, 2021	135,000	140,063
ERP Properties, REIT, 5.75%, 2022	65,000	67,757
Felcor Lodging LP, REIT, 5.625%, 2023	50,000	48,875
MPT Operating Partnership LP, REIT, 6.375%, 2022	160,000	165,200

		$561,208
Retailers - 1.0%
Academy Ltd., 9.25%, 2019 (n)	$55,000	$60,019
Best Buy Co., Inc., 5.5%, 2021	35,000	34,475
Burlington Coat Factory Warehouse Corp., 10%, 2019	100,000	111,500
CST Brands, Inc., 5%, 2023	3,000	2,880
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (n)(p)	80,000	83,200
Limited Brands, Inc., 6.95%, 2033	40,000	39,300
Rite Aid Corp., 9.25%, 2020	110,000	125,538
Sally Beauty Holdings, Inc., 6.875%, 2019 (a)	45,000	49,500

		$506,412
Specialty Chemicals - 0.1%
Chemtura Corp., 5.75%, 2021	$65,000	$66,300

Specialty Stores - 0.6%
Michaels Stores, Inc., 7.75%, 2018	$50,000	$53,375
Michaels Stores, Inc., 5.875%, 2020 (z)	20,000	20,000
Office Depot de Mexico S.A. de C.V., 6.875%, 2020 (n)	200,000	205,300

		$278,675
Telecommunications - Wireless - 4.0%
Altice Financing S.A., 7.875%, 2019 (n)	$200,000	$217,000
Digicel Group Ltd., 10.5%, 2018 (n)	265,000	281,695
Eileme 2 AB, 11.625%, 2020 (n)	200,000	237,750
MetroPCS Wireless, Inc., 7.875%, 2018	75,000	80,063
MetroPCS Wireless, Inc., 6.25%, 2021 (n)	65,000	67,519
Sprint Capital Corp., 6.875%, 2028	105,000	100,275
Sprint Corp., 7.875%, 2023 (n)	145,000	154,788
Sprint Corp., 7.125%, 2024 (z)	15,000	15,075
Sprint Nextel Corp., 8.375%, 2017	140,000	161,700
Sprint Nextel Corp., 9%, 2018 (n)	25,000	30,188
Sprint Nextel Corp., 6%, 2022	110,000	108,075
T-Mobile USA, Inc., 6.125%, 2022	10,000	10,225
T-Mobile USA, Inc., 6.5%, 2024	40,000	40,850
T-Mobile USA, Inc., 6.464%, 2019	25,000	26,313
T-Mobile USA, Inc., 6.633%, 2021	15,000	15,788
Wind Acquisition Finance S.A., 12.25%, 2017 (n)(p)	212,250	219,679
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	200,000	209,500

		$1,976,483
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$45,000	$49,050
Level 3 Financing, Inc., 9.375%, 2019	65,000	72,475

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telephone Services - continued
Level 3 Financing, Inc., 8.625%, 2020	$45,000	$50,288

		$171,813
Transportation - 0.4%
Far Eastern Shipping Co., 8%, 2018 (n)	$200,000	$178,500

Transportation - Services - 2.4%
Aguila American Resources Ltd., 7.875%, 2018 (n)	$150,000	$159,188
Avis Budget Car Rental LLC, 8.25%, 2019	65,000	69,956
Avis Budget Car Rental LLC, 9.75%, 2020	40,000	46,300
CEVA Group PLC, 8.375%, 2017 (n)	235,000	245,281
Jack Cooper Holdings Corp., 9.25%, 2020 (n)	105,000	114,713
Navios Maritime Acquisition Corp., 8.125%, 2021 (n)	70,000	71,400
Navios Maritime Holding, Inc., 7.375%, 2022 (n)	80,000	80,600
Navios South American Logistics, Inc., 9.25%, 2019	112,000	119,980
Swift Services Holdings, Inc., 10%, 2018	190,000	209,475
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021	56,000	60,200

		$1,177,093
Utilities - Electric Power - 2.4%
AES Corp., 7.375%, 2021	$40,000	$44,300
Calpine Corp., 7.875%, 2020 (n)	96,000	105,120
Calpine Corp., 6%, 2022 (n)	10,000	10,350
Covanta Holding Corp., 7.25%, 2020	95,000	103,313
Energy Future Holdings Corp., 10%, 2020 (n)	145,000	152,613
Energy Future Holdings Corp., 10%, 2020	133,000	140,648
InterGen N.V., 7%, 2023 (n)	200,000	206,000
NRG Energy, Inc., 8.25%, 2020	195,000	213,038
NRG Energy, Inc., 6.25%, 2022 (z)	45,000	45,113
NRG Energy, Inc., 6.625%, 2023	60,000	61,275
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	125,000	92,188

		$1,173,958
Total Bonds		$32,493,137

Common Stocks - 29.9%
Aerospace - 2.3%
Lockheed Martin Corp.	3,530	$532,712
United Technologies Corp.	4,990	568,960

		$1,101,672
Alcoholic Beverages - 0.8%
Diageo PLC, ADR	3,400	$408,170

Automotive - 0.0%
Accuride Corp. (a)	2,414	$9,197

Broadcasting - 0.9%
Viacom, Inc., “B”	5,130	$421,173

Brokerage & Asset Managers - 0.9%
BlackRock, Inc.	1,494	$448,902

Business Services - 0.8%
Accenture PLC, “A”	5,050	$403,394

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 1.3%
3M Co.	2,692	$345,087
PPG Industries, Inc.	1,696	309,283

		$654,370
Computer Software - 0.8%
Oracle Corp.	10,060	$371,214

Computer Software - Systems - 1.2%
International Business Machines Corp.	3,254	$574,917

Electrical Equipment - 2.2%
Danaher Corp.	7,080	$526,681
Tyco International Ltd.	13,780	557,952

		$1,084,633
Energy - Independent - 1.1%
Occidental Petroleum Corp.	6,430	$563,075

Food & Beverages - 1.9%
General Mills, Inc.	8,030	$385,601
Nestle S.A., ADR	7,640	555,046

		$940,647
Food & Drug Stores - 1.2%
CVS Caremark Corp.	8,440	$571,557

General Merchandise - 0.6%
Target Corp.	5,570	$315,485

Insurance - 2.0%
MetLife, Inc.	8,070	$395,834
Travelers Cos., Inc.	6,950	564,896

		$960,730
Major Banks - 2.2%
Bank of New York Mellon Corp.	12,690	$405,572
JPMorgan Chase & Co.	12,180	674,285

		$1,079,857
Medical Equipment - 2.8%
Abbott Laboratories	13,160	$482,446
St. Jude Medical, Inc.	5,620	341,303
Thermo Fisher Scientific, Inc.	4,710	542,309

		$1,366,058
Pharmaceuticals - 2.4%
Johnson & Johnson	6,970	$616,636
Pfizer, Inc.	18,450	560,880

		$1,177,516
Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	6,090	$29,780

Restaurants - 0.9%
McDonald’s Corp.	4,658	$438,644

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 0.4%
Staples, Inc.	14,180	$186,609

Telephone Services - 1.8%
AT&T, Inc.	11,080	$369,186
Verizon Communications, Inc.	10,200	489,804

		$858,990
Tobacco - 1.3%
Philip Morris International, Inc.	7,910	$618,087
Total Common Stocks		$14,584,677

Floating Rate Loans (g)(r) - 1.2%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2020	52,250	$52,576

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan, 4%, 2019	51,027	$51,218

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 4.5%, 2020	34,198	$34,412

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 2020	45,957	$46,311

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 2020	43,957	$44,067

Food & Beverages - 0.1%
Aramark Corp., Term Loan D, 4%, 2019	52,938	$53,202

Medical & Health Technology & Services - 0.0%
CHS/Community Health Systems, Inc., Term Loan D, 2021 (o)	15,755	$15,916

Metals & Mining - 0.1%
FMG Resources Ltd., Term Loan B, 4.25%, 2019	50,551	$51,104

Retailers - 0.1%
Toys “R” Us Property Co. I LLC, Term Loan B, 6%, 2019	56,456	$53,492

Transportation - Services - 0.4%
Commercial Barge Line Co., Term Loan, 7.5%, 2019	164,956	$164,131
Total Floating Rate Loans		$566,429

Preferred Stocks - 0.3%
Other Banks & Diversified Financials - 0.3%
Ally Financial, Inc. 7% (z)	60	$58,071
GMAC Capital Trust I, 8.125%	3,325	91,039
Total Preferred Stocks		$149,110

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$70,000	$69,913

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	121,688	$121,688
Total Investments		$48,031,863

Other Assets, Less Liabilities - 1.7%		815,546
Net Assets - 100.0%		$48,847,409

(a)	Non-income producing security.
(c)	The rate shown represents a current effective yield, not a coupon rate.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,207,573, representing 25.0% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$56,250	$58,071
American Media, Inc., 13.5%, 2018	12/22/10	24,028	25,487
Arch Coal, Inc., 8%, 2019	7/16/13	40,076	39,900
Banc of America Commercial Mortgage, Inc., FRN, 6.258%, 2051	6/19/08	242,124	167,818
Beverage Packaging Holdings Group, 6%, 2017	12/4/13	10,000	10,250
Blueline Rental Finance Corp., 7%, 2019	1/16/14	30,000	31,013
CCM Merger, Inc., 9.125%, 2019	12/9/13-1/14/14	159,864	158,250
CHS/Community Health Systems, Inc., 5.125%, 2021	1/15/14	15,000	15,094
CHS/Community Health Systems, Inc., 6.875%, 2022	1/15/14-1/22/14	71,467	71,750
Endo Finance Co., 5.75%, 2022	9/24/13-10/10/13	35,000	34,913
Falcon Franchise Loan LLC, FRN, 13.487%, 2025	1/29/03	2,766	12,224
Headwaters, Inc., 7.25%, 2019	12/13/13-12/16/13	36,153	35,875
Icahn Enterprises LP, 6%, 2020	1/8/14	45,897	46,631
Jurassic Holdings III, Inc., 6.875%, 2021	1/24/14-1/27/14	65,225	65,325
Laredo Petroleum, Inc., 5.625%, 2022	10/12/11	10,000	9,950
Michaels Stores, Inc., 5.875%, 2020	10/7/13-10/20/13	20,000	20,000
Morgan Stanley Capital I, Inc., FRN, 1.411%, 2039	7/20/04	2,093	1,064
NRG Energy, Inc., 6.25%, 2022	4/21/11-8/10/11	45,000	45,113
Northern Blizzard Resources, Inc., 7.25%, 2022	1/24/14-1/27/14	65,087	65,000
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	127,734	2
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04	187,576	0
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	114,513	0
Prestige Brands, Inc., 5.375%, 2021	1/24/12-4/11/13	35,037	35,000

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Salix Pharmaceuticals Ltd., 6%, 2021	12/12/13-12/13/13	$45,741	$46,913
Sprint Corp., 7.125%, 2024	4/20/10-10/22/12	15,000	15,075
Taminco Global Chemical Corp., 9.75%, 2020	12/12/13	108,199	107,350
Total Restricted Securities			$1,118,068
% of Net assets			2.3%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 1/31/14

Forward Foreign Currency Exchange Contracts at 1/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Credit Suisse Group	191,867	4/11/14	$262,270	$258,778	$3,492
SELL	EUR	JPMorgan Chase Bank	191,867	4/11/14	262,268	258,778	3,490

							$6,982

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$13,682,720	$58,071	$29,780	$13,770,571
Switzerland	555,046	—	—	555,046
United Kingdom	408,170	—	—	408,170
Non-U.S. Sovereign Debt	—	467,173	—	467,173
Municipal Bonds	—	46,909	—	46,909
U.S. Corporate Bonds	—	24,179,770	—	24,179,770
Commercial Mortgage-Backed Securities	—	258,927	—	258,927
Asset-Backed Securities (including CDOs)	—	2	—	2
Foreign Bonds	—	7,657,178	—	7,657,178
Floating Rate Loans	—	566,429	—	566,429
Mutual Funds	121,688	—	—	121,688
Total Investments	$14,767,624	$33,234,459	$29,780	$48,031,863

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6,982	$—	$6,982

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities	Total
Balance as of 10/31/13	$30,328	$0	$30,328
Change in unrealized appreciation (depreciation)	(548)	0	(548)
Balance as of 1/31/14	$29,780	$0	$29,780

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at January 31, 2014 is $(548).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$44,517,641
Gross unrealized appreciation	4,953,981
Gross unrealized depreciation	(1,439,759)
Net unrealized appreciation (depreciation)	$3,514,222

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,299,694	2,623,086	(3,801,092)	121,688

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$209	$121,688

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2014

*	Print name and title of each signing officer under his or her signature.